Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share [Line Items]
Diluted weighted average number of ordinary shares	53,651,683	63,478,648	55,817,296